LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM INVESTMENTS, NET
Schedule of breakdown of the categories of long-term investments held by the group

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Investments in equity method investees	360,965	1,758,510
Investments accounted for at fair value	1,014,400	5,717,276
Equity investments without readily determinable fair value using the NAV practical expedient	60,691	59,446
Equity investments without readily determinable fair value using the measurement alternative	41,377	55,681
Long-term time deposits	15,568,643	11,477,840
Held-to-maturity debt investments	1,808,331	1,079,771
Available-for-sale debt investments	4,935,699	—
Total long-term investments	23,790,106	20,148,524

Schedule of investments in equity method investees

Amounts
RMB
(in thousands)
Balance at December 31, 2022	370,985
Investments made	183,253
Income from investment	9,098
Investment impairment	(10,369)
Disposal of investment	(101,761)
Dividend received	(14,862)
Balance at December 31, 2023	436,344
Investments made	30,410
Income from investment	10,192
Disposal of investment	(100,154)
Dividend received	(15,827)
Balance at December 31, 2024	360,965
Investments made	1,452,212
Income from investment	16,420
Investment impairment	(61,053)
Disposal of investment	(1,443)
Dividend received	(8,591)
Balance at December 31, 2025	1,758,510

Schedule of carrying amount and fair value of investments

		Gross	Gross
		unrealized	unrealized	Exchange
	Cost basis	gains	losses	adjustments	Fair value
	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Marketable securities (i)	96,848	—	(46,420)	5,736	56,164
Unlisted equity securities and loan receivables measured at fair value (ii)	233,088	—	(200,516)	—	32,572
Wealth management products (iii)	896,920	31,766	(3,028)	6	925,664
Balance at December 31, 2024	1,226,856	31,766	(249,964)	5,742	1,014,400
Marketable securities (i)	96,848	—	(47,671)	4,497	53,674
Unlisted equity securities and loan receivables measured at fair value (ii)	245,076	—	(196,696)	—	48,380
Wealth management products (iii)	5,537,500	80,750	(3,028)	—	5,615,222
Balance at December 31, 2025	5,879,424	80,750	(247,395)	4,497	5,717,276

(i)Marketable securities

Marketable securities represent investments in the equity securities of publicly listed companies, for which the Group does not have significant influence. The marketable securities are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

(ii)Unlisted equity securities and loan receivables measured at fair value

Investment in IFM Investments Limited (“IFM”)

In October 2017, the Group purchased 10.0% ownership in IFM, a company focusing on real estate agency business in the PRC, through subscription of 308,084,916 convertible redeemable preferred shares newly issued by IFM at an aggregated subscription price of RMB60.0 million. Concurrent with the preferred share investment, the Group entered into a convertible note purchase agreement on August 14, 2017 to purchase convertible notes issued by IFM in the principal amount of US$ equivalent of RMB40.0 million with maturity period of 30 months and interest rate per annum of 12.0%. The convertible notes were convertible into IFM’s preferred shares at a discounted price. The Group elected the fair value option to measure the preferred share investments and the entire convertible note with the assistance of an independent valuation firm.

In 2019, the Group launched a series of incentive programs to incentivize real estate brokerage firms to join the Group’s platform. IFM is one of the leading firms in the real estate agency business industry. In May 2019, to incentivize IFM to join the Group’s platform, the Group made additional investment of RMB308.0 million to acquire certain percentage of IFM’s preferred and ordinary shares, converted the convertible note into preferred shares and provided RMB130.0 million loan to IFM’s controlling shareholder, which is secured by 17.5% ownership of IFM. Total consideration of the additional investment in IFM and the loan to IFM’s controlling shareholder was RMB438.0 million. The fair value of the additional investment in IFM and the loan to IFM’s controlling shareholder was RMB120.1 million on the transaction date. The difference of RMB317.9 million between the consideration paid and the fair value received was considered and recognized as deemed marketing expenses.

12. LONG-TERM INVESTMENTS, NET (Continued)

(ii)Unlisted equity securities and loan receivables measured at fair value (Continued)

As the investment in IFM is not in-substance common stock, it does not qualify for equity method accounting, and according to ASC 321, the Group elected to account for this investment at fair value with realized or unrealized gains and losses recorded in the consolidated statements of comprehensive income.

As of December 31, 2024 and 2025, the Group held 37.6% equity interests in IFM and the fair value of the investment amounted to RMB31.9 million and RMB35.6 million, respectively. The fair value of the loan to IFM’s controlling shareholder amounted to RMB0.6 million and RMB0.7 million, respectively. The Group classifies the valuation techniques that use these inputs as Level 3 of fair value measurements.

(iii)Wealth management products

As part of the Group’s cash management program, the Group invested in certain wealth management products with variable interest rates and principal not guaranteed issued by financial institutions. These wealth management products were with a maturity of over one year, or could be redeemed through advance notice and the Group intended to hold the investments over one year, thus were classified as long-term investments. The Group classifies those investments that use similar identifiable transaction prices when applying valuation techniques as Level 2 of fair value measurements and those investments that are measured using significant unobservable inputs as Level 3 of fair value measurements. For the years ended December 31, 2023, 2024 and 2025, gain of RMB11.7 million, RMB16.5 million and RMB80.8 million resulting from changes in fair value of the wealth management products was recorded in earnings in the consolidated statements of comprehensive income, respectively.

Schedule of carrying value of investment in private companies accounted for under measurement alternative

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Initial cost basis	829,938	842,155
Cumulated unrealized losses (including impairment)	(788,561)	(786,474)
Total carrying value	41,377	55,681

Schedule of long-term held-to-maturity debt securities

As of December 31, 2025
	Cost or Amortized	Gross unrecognized	Gross unrecognized
	cost	holding gains	holding losses	Fair value
	RMB	RMB	RMB	RMB	US$

(in thousands)
Held-to-maturity debt investments	1,079,771	388	(275)	1,079,884	154,421

Summary of the estimated fair value of available-for-sale debt investments with stated contractual dates classified by the contractual maturity date of the investments

	As of December 31,
	2024	2025
	RMB	RMB	US$

	(in thousands)
Expected to be redeemed by the issuer in 1 year to 2 years	4,935,699	—	—